Note 4 - Acquisitions - Identifiable Intangible Assets Acquired in Acquisition (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Trade Names [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-Lived Intangible Assets, Fair Value Disclosure		$ 200,000
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Developed Technology Rights [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-Lived Intangible Assets, Fair Value Disclosure		$ 650,000
Finite-Lived Intangible Asset, Useful Life	4 years	4 years
Customer Relationships [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Finite-Lived Intangible Assets, Fair Value Disclosure		$ 50,000
Finite-Lived Intangible Asset, Useful Life	4 years	4 years